Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Other Accounts Receivable and Prepaid Expenses
Note 4 - Other Accounts Receivable and Prepaid Expenses

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Government authorities	6,263	7,867
Deferred charges and prepaid expenses	5,158	6,087
Deposits receivable	2,750	473
Advances to suppliers	963	405
Hedging asset	920	8
Other	517	916

	16,571	15,756